Post employment benefits - Narrative (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2030 GBP (£)	Dec. 31, 2030 EUR (€)	Dec. 31, 2027 GBP (£)	Dec. 31, 2027 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plans			£ 44	£ 33	£ 25
Cash contributions to plans on next year	£ 75	$ 95
Inventories			£ 7,661	£ 7,094
United Kingdom
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate			97.00%	100.00%								97.00%
Hedging instrument, inflation rate			98.00%	103.00%								98.00%
Percentage of UK plans of total plan liabilities			65.00%									65.00%
Inventories			£ 732	£ 561
One-off deficit contribution			£ 16
United Kingdom | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year						£ 430
Ireland
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate			92.00%	70.00%								92.00%
Hedging instrument, inflation rate			112.00%	76.00%								112.00%
Ireland | Maximum
Disclosure of defined benefit plans [line items]
Contingent asset granted			£ 171									€ 200
Ireland | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year						£ 33	€ 39	£ 33	€ 39	£ 30	€ 35